Organization and Basis of Presentation - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Organization [Line Items]
Non controlling Interest Increase From Subsidiary Equity Issuance Percentage		1.00%	1.00%
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		1.00%
Percentage Of Enlarged Registered Capital In IQIYI By Third Party	1.00%
Value of investment in IQIYI By third party	¥ 0.3
Variable Interest Entity, Not Primary Beneficiary [Member]
Organization [Line Items]
Net assets of VIEs		¥ 17,200.0	$ 2,500
Beijing Perusal
Organization [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities		¥ 3,200.0	457
Equity pledge agreement expiration period		2 years
Baidu Netcom
Organization [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities		¥ 13,400.0	$ 1,900
Beijing iQIYI
Organization [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner		1.00%	1.00%